Summary of Significant Accounting Policies - Going Concern (Details)				3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Feb. 08, 2023 USD ($) shares	Feb. 03, 2023 tradingDay consecutiveTradingDay financial_instrument $ / shares	Mar. 08, 2022 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 07, 2022 $ / shares
Accounting Policies [Abstract]
Voting rights stock	85.30%
Cash and cash equivalents				$ 91,397,000	$ 110,719,000	$ 145,118,000				$ 110,719,000		$ 91,397,000		$ 83,045,000	$ 128,318,000
Accumulated deficit				(813,198,000)	(787,872,000)	(761,086,000)				(787,872,000)		(813,198,000)		(456,245,000)	(379,889,000)
Net cash used in operating activities						(33,810,000)			$ (18,118,000)	(59,116,000)	$ (42,505,000)	(81,565,000)	$ (71,336,000)	(84,703,000)	(42,591,000)
Net income (loss)				(25,326,000)	(26,786,000)	(63,312,000)	$ (22,267,000)	$ (15,929,000)	$ (16,778,000)	(90,098,000)	$ (32,707,000)	(115,424,000)	$ (54,974,000)	(76,356,000)	(46,689,000)
Subsequent Event [Line Items]
Proceeds from divestiture of businesses, net of cash divested	$ 153,285,000					153,285,000
Shares issued in transaction (in shares) | shares	196,222,737
Sale of stock price (usd per share) | $ / shares																$ 10.00
Purchase price			$ 1,800,000,000
Trigger share price (usd per share) | $ / shares		$ 3.00
Maturity Date Acceleration, Trading Days | tradingDay		50
Maturity Date Acceleration, Consecutive Trading Days | consecutiveTradingDay		60
Number of Freestanding Financial Instruments | financial_instrument		3
Additional paid-in capital				939,868,000	936,157,000	927,641,000				936,157,000		939,868,000		24,782,000	$ 21,710,000
FPA Put Option liability				$ 38,092,000	$ 26,743,000	$ 44,593,000				$ 26,743,000		$ 38,092,000		$ 0
Subsequent Event
Subsequent Event [Line Items]
Proceeds from divestiture of businesses, net of cash divested	$ 153,042,000